Debt Instruments - Issuer rating (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Financial assets	$ 1,407,320	$ 1,361,558
Debt instruments.
Financial assets
Financial assets	$ 355,333	$ 317,124
Financial assets (as a percent)	100.00%	100.00%
Debt instruments. | AAA
Financial assets
Financial assets	$ 38,888	$ 23,087
Financial assets (as a percent)	10.94%	7.28%
Debt instruments. | A
Financial assets
Financial assets	$ 239,408	$ 187,384
Financial assets (as a percent)	67.38%	59.09%
Debt instruments. | BBB
Financial assets
Financial assets	$ 43,088	$ 35,575
Financial assets (as a percent)	12.13%	11.22%
Debt instruments. | BB
Financial assets
Financial assets	$ 3,471	$ 39,637
Financial assets (as a percent)	0.98%	12.50%
Debt instruments. | Below B
Financial assets
Financial assets	$ 30,225	$ 31,210
Financial assets (as a percent)	8.51%	9.84%
Debt instruments. | Below BBB
Financial assets
Financial assets	$ 253	$ 231
Financial assets (as a percent)	0.07%	0.07%
Private Debt
Financial assets
Financial assets	$ 12,733	$ 9,280
Private Debt | A
Financial assets
Financial assets	12,480	3,189
Private Debt | BBB
Financial assets
Financial assets		847
Private Debt | BB
Financial assets
Financial assets		5,013
Private Debt | Below BBB
Financial assets
Financial assets	253	231
Sovereign Debt
Financial assets
Financial assets	342,600	307,844
Sovereign Debt | AAA
Financial assets
Financial assets	38,888	23,087
Sovereign Debt | A
Financial assets
Financial assets	226,928	184,195
Sovereign Debt | BBB
Financial assets
Financial assets	43,088	34,728
Sovereign Debt | BB
Financial assets
Financial assets	3,471	34,624
Sovereign Debt | Below B
Financial assets
Financial assets	$ 30,225	$ 31,210